Long-term investments (Details 1) (Weichai Westport Inc [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Weichai Westport Inc [Member]
Current assets:
Cash and short-term investments		$ 4,696	$ 1,145
Accounts receivable		31,967	21,512
Inventory		80,412	55,109
Other current assets		176	1,053
Long-term assets
Property, plant and equipment		7,021	4,930
Deferred income tax assets		6,874	3,248
Total assets		131,146	86,997
Current liabilities:
Accounts payable and accrued liabilities		71,345	49,125
Other current liabilities		21,671	12,055
Total liabilities		93,016	61,180
Product revenue	84,917	466,580	272,086
Cost of revenue and expenses:
Cost of product revenue	75,581	429,238	247,299
Operating expenses	4,457	22,846	15,022
Equity Method Investment Summarized Financial Information Cost of Revenue and Expensesa	80,038	452,084	262,321
Income before income taxes	4,879	14,496	9,765
Income tax expense	1,364	2,315	1,536
Income for the period	$ 3,515	$ 12,181	$ 8,229